Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Shares Repurchase Program
The following repurchases under the programs occurred:

2022 Program first tranche ($1.0 billion)
Period	Number of ADSs purchased	Average price paid per ADS	Net amount spent (in millions)
May 2022	917,988	$151.76 (€143.99)	$139.3 (€132.2)
June 2022	1,160,219	$140.82 (€133.35)	$163.4 (€154.7)
July 2022	519,320	$162.03 (€159.40)	$84.1 (€82.8
August 2022	1,666,515	$149.08 (€148.24)	$248.4 (€247.0)
September 2022	2,280,988	$135.95 (€137.66)	$310.1 (€314.0)
October 2022	400,483	$136.37 (€139.09)	$54.6 (€55.7)
Total	6,945,513		$999.9 (€986.4)

2022 Program second tranche ($0.5 billion)
Period	Number of ADSs purchased	Average price paid per ADS	Net amount spent (in millions)
January 2023	618,355	$142.26 (€131.12)	$88.0 (€81.1)
February 2023	857,620	$138.05 (€129.06)	$118.4 (€110.7)
March 2023	745,196	$128.49 (€121.08)	$95.7 (€90.2)
Total	2,221,171		$302.1 (€282.0)
The following repurchases under the programs occurred:

Program 2023 ($0.5 billion)
Period	Number of ADSs purchased	Average price paid per ADS	Net amount spent (in millions)
June 2023	1,532,685	$108.92 (€100.45)	$166.9 (€154.0)
July 2023	1,738,061	$107.92 (€97.57)	$187.6 (€169.6)
August 2023	1,261,706	$105.07 (€95.85)	$132.6 (€120.9)
September 2023	114,513	$112.22 (€105.07)	$12.9 (€12.0)
Total	4,646,965		$500.0 (€456.5)